Statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 17,863	$ 25,059
Receivables	508	208
Total current assets	18,371	25,267
Non-current assets
Receivables	289	289
Property, plant and equipment	335	289
Right-of-use assets	266	334
Exploration and evaluation	209,009	203,110
Other	4,273	4,252
Total non-current assets	214,172	208,274
Total assets	232,543	233,541
Current liabilities
Payables	1,686	2,408
Lease liabilities	151	106
Provisions	303	462
Total current liabilities	2,140	2,976
Non-current liabilities
Lease liabilities	184	267
Total Non-current liabilities	184	267
Total liabilities	2,324	3,243
Net assets	230,219	230,298
Equity
Issued capital	309,498	302,651
Reserves	(5,303)	(2,447)
Accumulated losses	(73,976)	(69,906)
Total equity	$ 230,219	$ 230,298